Expense Example {- Fidelity Sustainable Core Plus Bond Fund} - NF_08.31 Fidelity Sustainable Core Plus Bond Fund AMCIZ PRO-01 - Fidelity Sustainable Core Plus Bond Fund	Apr. 12, 2022 USD ($)
Fidelity Advisor Sustainable Core Plus Bond Fund: Class A
Expense Example:
1 year	$ 474
3 years	630
Fidelity Advisor Sustainable Core Plus Bond Fund: Class M
Expense Example:
1 year	474
3 years	630
Fidelity Advisor Sustainable Core Plus Bond Fund: Class C
Expense Example:
1 year	253
3 years	474
Fidelity Advisor Sustainable Core Plus Bond Fund: Class I
Expense Example:
1 year	46
3 years	151
Fidelity Advisor Sustainable Core Plus Bond Fund: Class Z
Expense Example:
1 year	37
3 years	$ 121